FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Summary of Fair Value of Level 3 Financial Liabilities

The table below sets forth a summary of the changes in the fair value of Level 3 financial liabilities as of and for the periods presented (in thousands):

	Three months ended March 31,	Nine months ended March 31,
	2019	2019	2020
Fair value, beginning of period	$358	$663	$688
Change in fair value	166	155	717
Reclassification to additional paid-in capital	-	-	(1,405)
Forfeiture of warrants	-	(294)	-

Fair value, end of period	$524	$524	$-

The following table sets forth a summary of the changes in the fair value of Level 3 financial liabilities (in thousands):

	June 30,
	2018	2019
Fair value, beginning of period	$481	$663
Change in fair value	182	319
Forfeiture of warrants	-	(294)

Fair value, end of period	$663	$688

Summary of Black-Scholes Option-Pricing Model to Measure the Fair Value of Level 3 Financial Liabilities

The key inputs used in the Black-Scholes option-pricing model to measure the fair value of Level 3 financial liabilities as of June 30, 2019 were as follows:

Expected term (in years)	0.57
Expected volatility	51.0%
Risk-free interest rate	2.0%
Expected dividend yield	0%

The Company re-measures its outstanding redeemable convertible preferred stock warrant liabilities to fair value using the Black-Scholes option-pricing model. The key inputs used in the valuation were as follows:

	June 30,
	2018	2019
Expected term (in years)	1.04	0.58
Expected volatility	46.0%	51.0%
Risk-free interest rate	2.3%	2.0%
Expected dividend yield	0%	0%

Summary of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following tables set forth the fair value of assets and liabilities that were measured at fair value on a recurring basis based on the three-tier fair value hierarchy as of the dates presented (in thousands):

	June 30, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$13,718	$-	$-	$13,718

	13,718	-	-	13,718

Short-term investments:
U.S. treasury securities	64,758	-	-	64,758
Corporate bonds	-	4,787	-	4,787
Asset-backed securities	-	2,424	-	2,424

	64,758	7,211	-	71,969

Funds held for customers:
Restricted cash equivalents	424,219	-	-	424,219
Corporate bonds	-	302,070	-	302,070
Certificates of deposit	-	105,377	-	105,377
U.S. treasury securities	30,960	-	-	30,960

	455,179	407,447	-	862,626

Total assets measured at fair value	$533,655	$414,658	$-	$948,313

Liabilities
Redeemable convertible preferred stock warrant liabilities	$-	$-	$688	$688

Total liabilities measured at fair value	$-	$-	$688	$688

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$42,608	$-	$-	$42,608
Corporate bonds	-	5,583	-	5,583

	42,608	5,583	-	48,191

Short-term investments:
U.S. treasury securities	28,373	-	-	28,373
Corporate bonds	-	99,492	-	99,492
Asset-backed securities	-	25,973	-	25,973

	28,373	125,465	-	153,838

Funds held for customers:
Restricted cash equivalents	362,029	80,271	-	442,300
Corporate bonds	-	469,071	-	469,071
Certificates of deposit	-	78,714	-	78,714
U.S. treasury securities	19,419	-	-	19,419

	381,448	628,056	-	1,009,504

Total assets measured at fair value	$452,429	$759,104	$-	$1,211,533